Secured Term Loan Facilities and Revolving Credit Facilities - Summary of Secured Term Loan Facilities and Deferred Financing Costs Split Between Current and Non-Current Liabilities (Details) - USD ($)
$ in Thousands
	Jun. 30, 2025	Dec. 31, 2024
Current Liabilities
Current portion of secured term loan facilities and revolving credit facilities, net of deferred financing costs	$ 147,589	$ 250,087
Line of Credit
Current Liabilities
Current portion of secured term loan facilities and revolving credit facilities	150,187	252,333
Less: current portion of deferred financing costs	(2,598)	(2,246)
Current portion of secured term loan facilities and revolving credit facilities, net of deferred financing costs	147,589	250,087
Non-Current Liabilities
Secured term loan facilities and revolving credit facilities net of current portion	745,624	508,226
Less: non-current portion of deferred financing costs	(4,569)	(3,231)
Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	$ 741,055	$ 504,995